CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Statement of Comprehensive Income [Abstract]
Unrealized loss on available-for-sale investments, tax effect	¥ 0